Investments in Equity Investees (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Investments in Equity Investees
Investments in equity investees	$ 106,966	$ 98,944
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Investments in Equity Investees
Investments in equity investees	28,165	22,271
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Investments in Equity Investees
Investments in equity investees	78,289	76,226
Other Innovation Platform entity
Investments in Equity Investees
Investments in equity investees	$ 512	$ 447